Schedule of Investments (unaudited)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 96.93%

ASSET-BACKED SECURITIES 15.64%

Automobiles 2.93%

ACC Trust 2019-1 C†	6.41%		2/20/2024		$500	$506,441
Exeter Automobile Receivables Trust 2018-3A E†	5.43%		8/15/2024		100	102,857
Total						609,298

Credit Cards 2.03%

Continental Credit Card 2016-1A C†	11.33%		1/15/2025		400	422,615

Other 10.68%

ARES XLVI CLO Ltd. 2017-46A E†	8.087%(3 Mo. LIBOR + 5.30	%)#	1/15/2030		250	230,314
Benefit Street Partners Clo XII Ltd. 2017-12A D†	9.197%(3 Mo. LIBOR + 6.41	%)#	10/15/2030		250	243,442
Carlyle US Clo Ltd. 2017-2A D†	8.911%(3 Mo. LIBOR + 6.15	%)#	7/20/2031		300	292,463
Cedar Funding Ltd. 2018-9A E†	8.111%(3 Mo. LIBOR + 5.35	%)#	4/20/2031		275	249,042
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	150	112,730	(b)
Gilbert Park CLO Ltd. 2017 1A E†	9.187%(3 Mo. LIBOR + 6.40	%)#	10/15/2030		$250	248,092
Newtek Small Business Loan Trust 2017-1 B†	5.486%(1 Mo. LIBOR + 3.00	%)#	2/15/2043		87	86,331
Octagon Investment Partners 30 Ltd. 2017-1A D†	8.961%(3 Mo. LIBOR + 6.20	%)#	3/17/2030		300	290,632
Sounds Point CLO IV-R Ltd. 2013-3RA E†	9.03%(3 Mo. LIBOR + 6.25	%)#	4/18/2031		250	237,326
Voya CLO Ltd. 2013-2A DR†	8.371%(3 Mo. LIBOR + 5.60	%)#	4/25/2031		250	230,945
Total						2,221,317
Total Asset-Backed Securities (cost $3,256,385)						3,253,230

CONVERTIBLE BONDS 5.39%

Building Materials 1.08%

Patrick Industries, Inc.	1.00%		2/1/2023		250	224,375

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Electrical Equipment 0.99%

NXP Semiconductors NV (Netherlands)(c)	1.00%	12/1/2019			$200	$205,308

Electrical: Household 0.83%

SunPower Corp.	0.875%	6/1/2021			200	171,746

Lodging 0.80%

Huazhu Group Ltd. (China)(c)	0.375%	11/1/2022			145	167,003

Technology 0.73%

Ctrip.com International Ltd. (China)(c)	1.00%	7/1/2020			150	152,906

Transportation: Miscellaneous 0.96%

Scorpio Tankers, Inc. (Monaco)(c)	3.00%	5/15/2022			225	199,418
Total Convertible Bonds (cost $1,094,393)						1,120,756

CORPORATE BONDS 50.31%

Auto Parts: Original Equipment 1.29%

Garrett LX I Sarl/Garrett Borrowing LLC†(a)	5.125%	10/15/2026		EUR	100	106,566
Tenneco, Inc.	5.00%	7/15/2026			$200	161,000
Total						267,566

Automotive 3.34%

Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023			150	159,187
General Motors Co.	6.75%	4/1/2046			200	208,836
Mclaren Finance plc†(a)	5.00%	8/1/2022		GBP	100	124,490
Navistar International Corp.†	6.625%	11/1/2025			$50	51,063
Tesla, Inc.†	5.30%	8/15/2025			175	152,250
Total						695,826

Banks: Regional 3.56%

KeyCorp	5.00%(3Mo. LIBOR + 3.61%)#	—	(d)		125	122,379
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr Swap rate + 3.70%)#	—	(d)		200	184,847
Turkiye Is Bankasi AS (Turkey)(c)	6.00%	10/24/2022			250	210,725
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	1/30/2023			250	221,942
Total						739,893

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services 2.20%

Ahern Rentals, Inc.†	7.375%	5/15/2023		$110	$101,887
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		165	156,750
Verscend Escrow Corp.†	9.75%	8/15/2026		200	200,250
Total					458,887

Chemicals 1.21%

Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023		250	252,768

Coal 1.41%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022		300	293,000

Computer Hardware 0.86%

Banff Merger Sub, Inc.†(a)	8.375%	9/1/2026	EUR	100	111,418
Diebold Nixdorf, Inc.	8.50%	4/15/2024		$75	67,125
Total					178,543

Construction/Homebuilding 2.14%

PulteGroup, Inc.	7.875%	6/15/2032		200	226,000
William Lyon Homes, Inc.	6.00%	9/1/2023		225	218,812
Total					444,812

Electric: Power 1.74%

Eskom Holdings SOC Ltd. (South Africa)†(c)	8.45%	8/10/2028		250	263,221
Pacific Gas & Electric Co.(e)	6.05%	3/1/2034		100	99,750
Total					362,971

Electronics 0.98%

Trimble, Inc.	4.90%	6/15/2028		200	204,698

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Engineering & Contracting Services 1.10%

Promontoria Holding 264 BV†(a)	6.75%	8/15/2023	EUR	200	$228,139

Entertainment 2.21%

Buena Vista Gaming Authority†	13.00%	4/1/2023		$204	195,840
Enterprise Development Authority (The)†	12.00%	7/15/2024		202	206,040
Scientific Games International, Inc.	10.00%	12/1/2022		55	58,094
Total					459,974

Financial Services 1.91%

GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035		200	185,628
Travelport Corporate Finance plc (United Kingdom)†(c)	6.00%	3/15/2026		100	108,250
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		100	103,383
Total					397,261

Food 1.52%

Fresh Market, Inc. (The)†	9.75%	5/1/2023		275	207,625
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		125	109,063
Total					316,688

Health Care Products 0.46%

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		100	95,250

Health Care Services 3.78%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019		205	202,950
HCA, Inc.	7.50%	11/6/2033		240	276,600
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		100	99,025
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		200	208,000
Total					786,575

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Agricultural 2.86%

Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022		$250	$256,459
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		250	236,040
Pyxus International, Inc.	9.875%	7/15/2021		115	101,775
Total					594,274

Media 1.23%

Altice Luxembourg SA†(a)	7.25%	5/15/2022	EUR	225	255,719

Metals & Minerals: Miscellaneous 1.43%

New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		$100	88,500
Vedanta Resources plc (India)†(c)	8.25%	6/7/2021		200	208,140
Total					296,640

Oil 4.25%

California Resources Corp.†	8.00%	12/15/2022		125	98,475
Citgo Holding, Inc.†	10.75%	2/15/2020		100	102,770
Indigo Natural Resources LLC†	6.875%	2/15/2026		110	97,900
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025		200	197,750
SRC Energy, Inc.	6.25%	12/1/2025		125	112,225
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		240	175,200
YPF SA (Argentina)(c)	8.75%	4/4/2024		100	100,750
Total					885,070

Oil: Integrated Domestic 0.99%

Transocean Proteus Ltd.†	6.25%	12/1/2024		200	206,250

Paper & Forest Products 1.01%

Eldorado Intl. Finance GmbH (Austria)†(c)	8.625%	6/16/2021		200	209,302

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Real Estate 3.54%

Agile Group Holdings Ltd.(China)(c)	10.215%(5 Yr. Treasury CMT + 7.46%)#	—	(d)		$200	$203,500
China Evergrande Group (China)(c)	8.25%	3/23/2022			250	245,935
Geo Group, Inc. (The)	5.875%	1/15/2022			50	48,500
Kaisa Group Holdings Ltd.	7.875%	6/30/2021			250	238,781
Total						736,716

Retail 1.42%

Beacon Roofing Supply, Inc.†	4.875%	11/1/2025			100	95,375
CEC Entertainment, Inc.	8.00%	2/15/2022			215	199,950
Total						295,325

Technology 1.01%

Netflix, Inc.†(a)	4.625%	5/15/2029		EUR	175	209,786

Telecommunications 2.41%

Frontier Communications Corp.	11.00%	9/15/2025			$150	99,588
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023			125	111,562
Sprint Capital Corp.	8.75%	3/15/2032			275	290,840
Total						501,990

Toys 0.45%

Mattel, Inc.	5.45%	11/1/2041			125	93,125
Total Corporate Bonds (cost $10,419,353)						10,467,048

FLOATING RATE LOANS(f) 13.21%

Advertising 0.71%

ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	— (g)	9/29/2025			150	148,500	(h)

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 0.68%

Jazz Acquisition, Inc. 2nd Lien Term Loan	9.351%(3 Mo. LIBOR + 6.75%)	6/19/2022	$150	$141,000

Business Services 0.72%

KUEHG Corp. 2nd Lien Tranche B Term Loan	— (g)	8/18/2025	150	150,000

Computer Software 0.93%

Nomad Buyer, Inc. Initial Term Loan	— (g)	8/1/2025	199	194,262

Electric: Power 1.03%

Moxie Patriot LLC Construction Advances Term Loan B1	8.351%(3 Mo. LIBOR + 5.75%)	12/19/2020	224	214,677

Entertainment 1.56%

Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	— (g)	10/20/2025	175	172,156
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.498%(1 Mo. LIBOR + 7.00%)	1/23/2026	150	152,063
Total				324,219

Health Care Services 1.63%

CCS-CMGC Holdings, Inc. 1st Lien Initial Term Loan	7.998%(1 Mo. LIBOR + 5.50%)	9/20/2025	200	191,520	(h)
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	9.248%(1 Mo. LIBOR + 6.75%)	12/28/2025	150	147,562
Total				339,082

Insurance 0.71%

Vertafore, Inc. 2nd Lien Initial Term Loan	9.748%(1 Mo. LIBOR + 7.25%)	7/2/2026	150	148,500

Machinery: Oil Well Equipment & Services 0.72%

Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	— (g)	8/3/2026	150	150,713

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media 2.36%

Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(c)	— (g)	7/15/2025		$200	$191,100
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(c)	— (g)	8/13/2021		150	149,141
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(c)	11.807%(3 Mo. LIBOR + 9.00%)	8/13/2022		150	149,860
Total					490,101

Metal Fabricating 0.41%

Doncasters US Finance LLC 2nd Lien Term Loan	10.851%(3 Mo. LIBOR + 8.25%)	10/9/2020		106	84,511

Oil: Integrated Domestic 0.20%

Ulterra Drilling Technologies, LP Term Loan B	7.748%(1 Mo. LIBOR + 5.25%)	11/26/2025		46	42,673	(h)

Retail 0.96%

Comfort Holding, LLC 2nd Lien Initial Term Loan	— (g)	2/3/2025		200	199,000

Transportation: Miscellaneous 0.59%

Commercial Barge Line Co. Initial Term Loan	— (g)	11/12/2020		172	121,759
Total Floating Rate Loans (cost $2,744,758)					2,748,997

FOREIGN GOVERNMENT OBLIGATIONS 3.00%

Angola 1.01%

Republic of Angola†(c)	8.25%	5/9/2028		200	209,192

Argentina 1.46%

Provincia de Cordoba†(c)	7.125%	6/10/2021		150	130,425
Provincia of Neuquen Argentina†(c)	7.50%	4/27/2025		100	82,250
Republic of Argentina(a)	3.375%	1/15/2023	EUR	100	90,343
Total					303,018

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Egypt 0.53%

Republic of Egypt†(a)	4.75%		4/16/2026	EUR	100	$110,847
Total Foreign Government Obligations (cost $638,310)						623,057

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.03%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#(i)	6/10/2027		$588	423,459
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033		225	207,214
Total Non-Agency Commercial Mortgage-Backed Securities (cost $606,907)						630,673

U.S. TREASURY OBLIGATIONS 6.35%

U.S. Treasury Bill	Zero Coupon		5/30/2019		1,138	1,133,622
U.S. Treasury Note	Zero Coupon		3/31/2024		80	79,602
U.S. Treasury Note	2.50%		1/31/2024		107	108,310
Total U.S. Treasury Obligations (cost $1,320,505)						1,321,534
Total Long-Term Investments (cost $20,080,611)						20,165,295

SHORT-TERM INVESTMENTS 8.25%

COMMERCIAL PAPER 2.40%

Oil: Crude Producers

ENABLE MIDSTREAM	3.042%		4/1/2019		250	250,000
Energy Transfer Partners	3.093%		4/1/2019		250	250,000
Total						500,000
Total Commercial Paper (cost $500,000)						500,000

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,225,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $1,242,355; proceeds: $1,217,879 (cost $1,217,732)	$1,218	$1,217,732
Total Short-Term Investments (cost $1,717,732)		1,717,732
Total Investments in Securities 105.18% (cost $21,798,343)		21,883,027
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (5.18%)		(1,078,410)
Net Assets 100.00%		$20,804,617

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2019.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

Credit Default Swaps on Indexes - Sell Protection at March 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	National Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BB10	Morgan Stanley	5.00%	11/17/2059	$1,470,000	$1,297,704	$(171,372)	$(924)	$(172,296)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $924.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	5/21/2019	96,000	$126,022	$125,340	$682
Canadian dollar	Sell	Goldman Sachs	6/19/2019	150,000	112,828	112,464	364
euro	Sell	Morgan Stanley	5/21/2019	195,000	222,567	219,644	2,923
euro	Sell	Morgan Stanley	5/21/2019	285,000	325,690	321,018	4,672
euro	Sell	Morgan Stanley	5/21/2019	222,000	254,061	250,056	4,005
euro	Sell	Morgan Stanley	5/21/2019	189,000	215,880	212,886	2,994
euro	Sell	Morgan Stanley	5/21/2019	107,000	122,518	120,523	1,995
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$17,635

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	June 2019	2	Short	$(260,684)	$(265,562)	$(4,878)
U.S. Ultra Treasury Bond	June 2019	1	Short	(162,217)	(168,000)	(5,783)
Total Unrealized Depreciation on Open Futures Contracts						$(10,661)

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$2,108,587	$112,730	$2,221,317
Remaining Industries	—	1,031,913	—	1,031,913
Convertible Bonds	—	1,120,756	—	1,120,756
Corporate Bonds	—	10,467,048	—	10,467,048
Floating Rate Loans
Advertising	—	—	148,500	148,500
Health Care Services	—	147,562	191,520	339,082
Oil: Integrated Domestic	—	—	42,673	42,673
Remaining Industries	—	2,218,742	—	2,218,742
Foreign Government Obligations	—	623,057	—	623,057
Non-Agency Commercial Mortgage-Backed Securities	—	630,673	—	630,673
U.S. Treasury Obligations	—	1,321,534	—	1,321,534
Short-Term Investments
Commercial Paper	—	500,000	—	500,000
Repurchase Agreement	—	1,217,732	—	1,217,732
Total	$—	$21,387,604	$495,423	$21,883,027
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(172,296)	—	(172,296)
Forward Foreign Currency Exchange Contracts
Assets	—	17,635	—	17,635
Liabilities	—	—	—	—
Futures Contracts
Assets	—	—	—	—
Liabilities	(10,661)	—	—	(10,661)
Total	$(10,661)	$(154,661)	$—	$(165,322)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)(concluded)

Lord Abbett Credit Opportunities Fund March 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of February 15, 2019	$—	$—
Accrued Discounts (Premiums)	—	101
Realized Gain (Loss)	—	27
Change in Unrealized Appreciation (Depreciation)	375	(327)
Purchases	112,355	383,507
Sales	—	(615)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2019	$112,730	$382,693
Change in unrealized appreciation/depreciation for period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$375	$(327)

See Notes to Schedule of Investments.

13

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company that continuously offers its shares. The Fund was organized as a Delaware statutory trust on September 18, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:
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Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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